CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Total consideration	$ 6,389
Share issuance expenses	$ 543